INCOME/(LOSS) PER SHARE	12 Months Ended
Sep. 30, 2021
INCOME/(LOSS) PER SHARE
INCOME/(LOSS) PER SHARE

19.         INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Origin Agritech Limited	(62,250)	(85,261)	(91,529)

Denominator:
Average common stock outstanding - basic and Diluted	4,185,842	5,029,017	5,617,424

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:	(14.87)	(16.95)	(16.29)

For the years ended September 30, 2019, 2020 and 2021, the effect of the outstanding options was anti-dilutive.